Consolidated Statements of Changes in Shareholders' Equity - CAD ($)		Convertible Series I Preferred	Convertible Series II Preferred	Common Stock	Subscriptions Receivable	Contributed Surplus	Translation Adjustment	Retained Earnings	Total
Equity Balance, Starting at Dec. 31, 2018		$ 0	$ 0	$ 35,111,680	$ (125,000)	$ 1,952,794	$ 0	$ (2,163,725)	$ 34,775,749
Shares Outstanding, Starting at Dec. 31, 2018			0	74,222,182
Stock Issued During Period, Value, New Issues	[1]	$ 0	$ 0	$ 26,254,480	125,000	0	0	0	26,379,480
Stock Issued During Period, Shares, New Issues	[1]		0	9,989,570
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	[1]	$ 0	$ 0	$ 0	0	3,796,095	0	0	3,796,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	[1]		0	0
Warrants exercised, Value	[1]								0
Stock Issued During Period, Value, Stock Options Exercised	[1]								0
Net Income (Loss)		$ 0	$ 0	$ 0	0	0	0	(12,513,900)	(12,513,900)
Shares Outstanding, Ending at Dec. 31, 2019			0	84,211,752
Equity Balance, Ending at Dec. 31, 2019		0	$ 0	$ 61,366,160		5,748,889		(14,677,625)	52,437,424
Currency translation adjustment									0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	[1]	$ 0	$ 0	$ 0	0	3,955,976	0	0	3,955,976
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	[1]		0	0
Stock Issued During Period, Value, Acquisitions	[2]	$ 0	$ 27,363,787	$ 17,620,480	0	0	0	0	44,984,267
Stock Issued During Period, Shares, Acquisitions	[2]		17,133,600	17,133,600
Shares issued on RTO, Value	[3]	$ 0	$ 0	$ 0	0	0	0	0	0
Shares issued on RTO, Shares	[3]	0	84,211,749	0
Deemed shares issued, Value	[3]	$ 5,637,175	$ 0	$ 27,031,042	0	0	0	0	32,668,217
Deemed shares issued, Shares	[3]	3,181,250	0	23,464,462
Replacement warrants issued, Value	[3]	$ 0	$ 0	$ 0	0	303,749	0	0	303,749
Replacement warrants issued, Shares	[3]	0	0	0
Replacement options issued, Value	[3]	$ 0	$ 0	$ 0	0	486,518	0	0	486,518
Replacement options issued, Shares	[3]	0	0	0
Stock Issued During Period, Value, Purchase of Assets	[2]	$ 0	$ 0	$ 41,900,000	0	0	0	0	41,900,000
Stock Issued During Period, Shares, Purchase of Assets	[2]		0	19,800,000
Stock Issued During Period, Value, Issued for Services	[3]	$ 0	$ 13,204,609	$ 8,502,900	0	0	0	0	21,707,509
Stock Issued During Period, Shares, Issued for Services	[3]		7,381,000	7,381,000
Shares issued debt settlement, Value	[1]	$ 0	$ 3,555,584	$ 2,292,416	0	0	0	0	5,848,000
Shares issued debt settlement, Shares	[1]	0	2,339,200	2,339,200
Warrants exercised, Value	[1]	$ 0	$ 319,871	$ 739,399	0	(95,430)	0	0	963,840
Warrants exercised, Shares	[1]	0	470,340	1,087,212
Stock Issued During Period, Value, Stock Options Exercised	[1]	$ 0	$ 1,602,237	$ 1,202,074	0	(1,691,811)	0	0	1,112,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	[1]		2,050,000	2,050,000
Shares issued for bought deal, Value	[1]		$ 0	$ 17,144,296		6,155,972	0	0	23,300,268
Shares issued for bought deal, Shares	[1]			33,350,000
Shares issued for debenture repayment, Value	[1]	$ 0	$ 0	$ 290,000	0	0	0	0	290,000
Shares issued for debenture repayment, Shares	[1]	0	0	500,000
Net Income (Loss)		$ 0	$ 0	$ 0	0	0	0	(18,576,867)	(18,576,867)
Shares Outstanding, Ending at Dec. 31, 2020		3,181,250	113,585,889	191,317,226
Equity Balance, Ending at Dec. 31, 2020		$ 5,637,175	$ 46,046,088	$ 178,088,767		14,863,863	(1,896,622)	(33,254,492)	209,484,779
Currency translation adjustment		$ 0	$ 0	$ 0	$ 0	$ 0	$ (1,896,622)	$ 0	$ (1,896,622)

[1]	Note 18.
[2]	Note 6.
[3]	Note 5.